Prepayments and other current assets - Schedule of Prepayments and Other Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivable related to Linktoken disposal		$ 3,536
Employees [Member] | Minimum
Term of interest-free loans to employees	5 years
Employees [Member] | Maximum
Term of interest-free loans to employees	10 years